CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Net loss	$ (955,836)	$ (1,132,629)	$ (4,419,122)	$ (4,418,459)	$ (31,226,731)	$ (32,182,567)
Other comprehensive income, net of tax
Unrealized (loss) gain on foreign currency translation	(9,634)	299,465	461,073	134,871	907,756	898,122
Comprehensive loss	(965,470)	(833,164)	(3,958,049)	(4,283,588)	(30,318,975)	(31,284,445)
Less: Comprehensive income (loss) attributable to noncontrolling interest	0	14,565	122,083	(79,377)	(1,407,165)	(1,407,165)
Comprehensive loss attributable to SurePure, net of tax	$ (965,470)	$ (847,729)	$ (4,080,132)	$ (4,204,211)	$ (28,911,810)	$ (29,877,280)